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                   MONARCH LIFE INSURANCE COMPANY


February 27, 1997


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Rule 24f-2 Notice for The Fidelity Variable Account II of Monarch Life Insurance Company
     Registration Statement, File No. 811-591

Gentlemen:

(i) The fiscal year for which this notice is filed is twelve months ending December 31, 1996.

       Sales Proceeds  767,911

(ii) There were no securities which had been registered under the Securities Act of 1933 other than pursuant to this section but which remained unsold at the beginning of the fiscal year.

(iii) There were no securities registered during such fiscal year other than pursuant to this section.

       Redeemed Value  729,911

(iv) 0 policies were sold during 1996 with aggregate annual premiums transferred of $38,000.

(v) 0 policies were sold during 1996 with aggregate annual premiums transferred of $38,000 in reliance upon registration pursuant to this section.

* The filing fee is based on $38,000 in total aggregate subscription less $767,911 in total aggregate redemptions. The net total aggregate subscriptions amount to $(729,911).

Attached hereto is an opinion of counsel as required. The $100 minimum filing fee will be made via electronic funds transfer.

Sincerely,

/s/ Atilla Aritan

Atilla Aritan
Vice President and Assistant Treasurer

One Monarch Place     -     Springfield, MA 01133      -        413-784-2000